Schedule of Investments (unaudited)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 62.9%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$881,210
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,512,657
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,134,239
BANK
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 10/15/26)	300	327,534
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	500	561,133
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	1,107,009
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 07/15/28)	600	694,729
Series 2018-BN14, Class A4, 4.23%, 09/15/60 (Call 08/15/28)(a)	1,000	1,180,574
Series 2019-BN18, Class A2, 3.47%, 05/15/62	830	891,981
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	1,000	1,087,563
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	556,910
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	1,500	1,643,101
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	1,078,648
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	1,750	2,060,636
Series 2020-BN25, Class A3, 2.39%, 01/15/63	1,000	1,045,740
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	267,422
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 09/15/30)	500	506,196
Serise BN23, Class C, 1.00%, 12/15/52	500	527,690
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	1,746	2,007,016
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	1,000	1,098,521
Series 2019-C5, Class A4, 3.06%, 11/15/52	2,000	2,220,053
BBCMS Mortgage Trust
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53	300	313,223
Series 2017-C1, Class A2, 3.19%, 02/15/50 (Call 02/15/22)	1,077	1,099,550
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	1,250	1,488,344
Series 2018-C2, Class C, 4.97%, 12/15/51(Call 12/15/28)(a)	250	275,026
Series 2020-C6, Class A4, 2.64%, 02/15/53	2,500	2,698,286
Benchmark Mortgage Trust
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	448,224
BMARK 2020-B19 B, Class B, 2.35%, 09/15/53 (Call 09/15/30)	450	455,601
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	784,553
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,000	1,145,950
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	571,558
Series 2018-B2, Class A2, 3.66%, 02/15/51 (Call 02/15/23)	600	629,874
Series 2018-B2, Class A4, 3.61%, 02/15/51 (Call 11/15/27)	1,000	1,139,042
Series 2018-B2, Class A5, 3.88%, 02/15/51(Call 01/15/28)(a)	1,750	2,026,017
Series 2018-B2, Class AS, 4.08%, 02/15/51(Call 01/15/28)(a)	1,000	1,153,864
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B2, Class C, 4.20%, 02/15/51(Call 02/15/28)(a)	$500	$549,396
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,170,061
Series 2018-B4, Class A2, 3.98%, 07/15/51	494	526,129
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	882,517
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	531,727
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	443,581
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	592,598
Series 2018-B5, Class AS, 4.42%, 07/15/51	1,000	1,180,836
Series 2018-B5, Class B, 4.57%, 07/15/51	500	588,142
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,000	1,210,557
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	476,472
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	690,489
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	572,144
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	500	566,857
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	546,302
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 01/15/29)(a)	250	291,836
Series 2020-B16, Class A5, 2.73%, 02/15/53	1,990	2,166,487
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	1,083,835
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	264,692
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	513,143
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,892,668
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	1,045,084
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 02/15/30)	1,000	1,051,909
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 11/15/27)(a)	1,000	1,141,672
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 01/10/27)	230	261,209
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 01/10/27)	750	840,319
Series 2017-CD3, Class C, 4.56%, 02/10/50 (Call 01/10/27)(a)	300	309,466
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	1,134,130
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	850,205
Series 2017-CD6, Class C, 4.27%, 11/13/50(a)	500	513,625
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	1,094,211
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	566,633
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,822,612
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	846,807
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	276	285,513
Series 2013-GC11, Class A3, 2.82%, 04/10/46 (Call 01/10/23)	811	843,530
Series 2013-GC11, Class AS, 3.42%, 04/10/46 (Call 04/10/23)	100	105,110
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	813,901
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	548,382
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	548,797

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	$750	$821,576
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	271,854
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	272,101
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	953	1,047,518
Series 2014-GC25, Class B, 4.35%, 10/10/47 (Call 10/10/24)(a)	100	111,100
Series 2015-GC29, Class C, 4.15%, 04/10/48(a)	250	267,680
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	839,184
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,684,643
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	483	515,576
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	719,524
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	1,089,240
Series 2016-P3, Class A3, 3.06%, 04/15/49	1,500	1,616,555
Series 2016-P6, Class AS, 4.03%, 12/10/49 (Call 11/10/26)(a)	1,000	1,106,127
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	853,324
Series 2018-B2, Class A2, 3.79%, 03/10/51	1,000	1,047,939
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	700,340
Series 2019-C7, Class A4, 3.10%, 12/15/72	2,000	2,229,134
Series 2019-GC41, Class A5, 2.87%, 08/10/56 (Call 08/10/29)	1,000	1,096,890
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	816,161
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 10/10/24)	863	917,983
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	750	831,777
Series 2020-GC46, Class A5, 2.72%, 02/15/53	2,000	2,176,650
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	203	209,088
Series 2012-CR3, Class A3, 2.82%, 10/15/45 (Call 08/15/22)	147	150,711
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	152,154
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	272,757
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	223	228,574
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	500	532,864
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	2,200	2,371,236
Series 2013-LC6, Class AM, 3.28%, 01/10/46 (Call 01/10/23)	100	104,012
Series 2013-LC6, Class ASB, 2.48%, 01/10/46 (Call 09/10/22)	116	118,027
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23)	430	444,547
Series 2014-CR14, Class C, 4.62%, 02/10/47(a)	200	208,015
Series 2014-CR15, Class A4, 4.07%, 02/10/47(Call 01/10/24)(a)	400	438,699
Series 2014-CR16, Class A4, 4.05%, 04/10/47(Call 03/10/24)	500	549,723
Series 2014-CR16, Class ASB, 3.65%, 04/10/47(Call 01/10/24)	129	134,724
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	$500	$551,200
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	312,825
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	300	326,528
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	483,892
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	951,254
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 10/10/24)	250	271,598
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	1,036,272
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	748,497
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	250	273,104
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 05/10/24)(a)	150	156,159
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	268,400
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	545,767
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	540,532
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	250	269,772
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	806,900
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 11/10/24)	500	551,004
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	549,892
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	219,607
Series 2015-CR22, Class C, 4.11%, 03/10/48(a)	300	326,733
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	554,675
Series 2015-CR24, Class B, 4.38%, 08/10/48(a)	250	277,028
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	179,800
Series 2015-CR25, Class A4, 3.76%, 08/10/48(Call 08/10/25)	750	842,486
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	925	989,217
Series 2015-CR25, Class B, 4.54%, 08/10/48 (Call 08/10/25)(a)	300	336,005
Series 2015-CR26, Class A4, 3.63%, 10/10/48 (Call 08/10/25)	1,398	1,566,895
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	822,244
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	523,192
Series 2015-DC1, Class C, 4.31%, 02/10/48(a)	250	246,963
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	558,739
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	1,533	1,719,909
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	171	181,595
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	603	664,625
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	838,032
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 07/10/25)	1,000	1,070,710

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-DC2, Class C, 4.64%, 02/10/49(Call 02/10/26)(a)	$250	$260,394
Series 2017-COR2, Class C, 4.56%, 09/10/50(a)	750	835,587
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	885,679
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	578,886
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	1,102,927
Commission Mortgage Trust, Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/24)	1,000	1,078,839
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	548,544
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	550,240
Series 2015-C2, Class AS, 3.85%, 06/15/57(Call 04/15/25)(a)	700	755,895
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	722,880
Series 2015-C4, Class A3, 3.54%, 11/15/48	993	1,100,787
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	255,938
Series 2016-C5, Class C, 4.63%, 11/15/48(a)	750	760,765
Series 2016-C6, Class C, 4.95%, 01/15/49 (Call 04/15/26)(a)	350	367,249
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	211,758
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,119,354
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a	1,000	1,157,857
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,159,032
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,206,965
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	548,583
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,683,048
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	1,108,056
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	532,024
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	538,136
Series 2016-C1, Class C, 3.35%, 05/10/49(a)	468	436,846
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	792,844
Federal National Mortgage Association
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	537,920
Series 2019-M1, Class A1, 3.36%, 09/25/28	855	948,526
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,995	2,119,877
Series 2020-M1, Class A2, 2.44%, 10/25/2	2,380	2,609,488
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	1,000	1,090,227
FHLMC Multifamily Structured Pass Through Certificates
Series K057, Class A2, 2.57%, 07/25/26	725	791,265
Series K106, Class A1, 1.78%, 05/25/29 (Call 10/25/29)	1,984	2,077,212
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	2,000	2,068,983
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	2,052,714
Series K-1516, Class A2, 1.72%, 05/25/35	1,500	1,500,856
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	599,638
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	1,076,876
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	317,334
Freddie Mac Multifamily Structured Pass Through Certificates
Series K089, Class A1, 3.34%, 10/25/28 (Call 10/25/28)	1,031	1,154,081
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	546,845
Series K104, Class A2, 2.25%, 01/25/30 (Call 01/25/30)	2,000	2,162,558
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	2,018,146
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	1,500	1,526,241
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	3,071,299
Series K-1517, Class A2, 1.72%, 07/25/35	500	500,441
Series K-1518, Class A2, 1.86%, 10/25/35	1,500	1,523,631
Series K152, Class A1, 2.83%, 05/25/30 (Call 05/25/30)	1,269	1,400,723
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	2,067,538
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46 (Call 01/10/23)	$400	$417,038
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45 (Call 05/10/22)	100	103,290
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	206,712
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	300	314,110
Series 2013-GC12, Class B, 3.78%, 06/10/46 (Call 05/10/23)(a)	115	121,318
Series 2013-GC14, Class A5, 4.24%, 08/10/46 (Call 08/10/23)	550	595,762
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	1,500	1,640,062
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	163,576
Series 2013-GC16, Class C, 5.31%, 11/10/46 (Call 11/10/23)(a)	100	103,032
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	438,260
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	267,335
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	272,709
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	434	457,890
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	750	824,222
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	397	416,361
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	544,892
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	600	646,418
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	1,500	1,667,632
Series 2016-GS2, Class A4, 3.05%, 05/10/49	1,170	1,284,388
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	545,792
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	910	996,266
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	549,943
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a	1,000	1,163,090
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	882,499
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,276,222
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)	500	507,009
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45 (Call 05/15/23)(a)	500	531,463
Series 2013-C12, Class D, 4.10%, 07/15/45 (Call 06/15/23)(a)	50	44,892
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	680	721,226
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	160,357
Series 2013-C14, Class B, 4.70%, 08/15/46 (Call 08/15/23)(a)	500	520,832
Series 2013-C15, Class B, 4.93%, 11/15/45(Call 10/15/23)(a)	200	219,978
Series 2013-C15, Class C, 5.20%, 11/15/45 (Call 10/15/23)(a)	110	119,634

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	$490	$536,849
Series 2013-C17, Class C, 4.89%, 01/15/47 (Call 12/15/23)(a)	100	105,436
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,535,903
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	219,660
Series 2014-C18, Class ASB, 3.57%, 02/15/47	871	906,631
Series 2014-C18, Class B, 4.79%, 02/15/47 (Call 02/11/24)(a)	225	239,849
Series 2014-C19, Class C, 4.68%, 04/15/47(a)	200	211,268
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	796	852,397
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	500	549,724
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	266	278,472
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	825,714
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 08/15/24)(a)	200	188,897
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	997,699
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	257	271,480
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/11/24)(a)	185	199,815
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	539,284
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	978	1,048,311
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	414	434,268
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	2,500	2,771,236
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	439	463,935
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	270,308
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,224,893
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	1,130,055
Series 2016-C1, Class A5, 3.58%, 03/15/49 (Call 01/15/26)	750	844,627
Series 2016-C1, Class B, 4.74%, 03/15/49 (Call 02/15/26)(a)	450	505,880
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50	130	142,716
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	261,360
Series 2017-JP5, Class A5, 3.72%, 03/15/50	1,300	1,495,452
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	733,610
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	339,786
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	453,246
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,133,550
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	382,345
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,357,226
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,104,949
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	798,389
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	2,100	2,391,476
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C7, Class A5, 3.41%, 10/15/50	$2,050	$2,319,867
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46 (Call 07/15/21)	77	78,172
Series 2012-C6, Class A3, 3.51%, 05/15/45 (Call 04/15/22)	198	203,576
Series 2012-C8, Class A3, 2.83%, 10/15/45 (Call 08/15/22)	907	936,303
Series 2012-C8, Class ASB, 2.38%, 10/15/45 (Call 05/15/22)	97	98,516
Series 2012-LC9, Class A5, 2.84%, 12/15/47(Call 11/15/22)	1,276	1,314,187
Series 2013-C10, Class A5, 3.14%, 12/15/47 (Call 02/15/23)	589	617,177
Series 2013-C10, Class AS, 3.37%, 12/15/47 (Call 02/15/23)	100	104,694
Series 2013-C10, Class ASB, 2.70%, 12/15/47 (Call 12/15/22)	40	40,952
Series 2013-C10, Class B, 3.67%, 12/15/47 (Call 02/15/23)(a)	100	104,318
Series 2013-C10, Class C, 4.11%, 12/15/47 (Call 02/15/23)(a)	200	203,415
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	219,912
Series 2013-C13, Class ASB, 3.41%, 01/15/46 (Call 03/15/23)	24	24,520
Series 2013-C16, Class ASB, 3.67%, 12/15/46	216	225,151
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	524,098
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	547,834
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	108,288
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	950	1,079,872
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	1,114,624
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	747,766
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,239,877
Morgan Stanley Bank of America Merrill Lynch Trust
Series 20O12-C6, Class A4, 2.86%, 11/15/45 (Call 09/15/22)	1,278	1,317,580
Series 2012-C6, Class AS, 3.48%, 11/15/45 (Call 09/15/22)	500	517,871
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	1,500	1,578,141
Series 2013-C10, Class A4, 4.08%, 07/15/46 (Call 06/15/23)(a)	1,000	1,068,821
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (Call 01/15/23)(a)	113	116,769
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	479	497,561
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	800	850,212
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	600	653,329
Series 2013-C13, Class C, 4.90%, 11/15/46 (Call 11/15/23)(a)	230	229,204
Series 2013-C7, Class AAB, 2.47%, 02/15/46 (Call 11/15/22)	61	62,619
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/15/23)	1,621	1,672,228
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	200	202,956
Series 2013-C8, Class B, 3.56%, 12/15/48(Call 02/15/23)(a)	200	209,082

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a	$200	$218,991
Series 2014-C14, Class B, 4.86%, 02/15/47 (Call 01/15/24)(a)	200	219,369
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	143	149,675
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	547,601
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	1,000	1,094,707
Series 2014-C18, Class A3, 3.65%, 10/15/47	492	525,931
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	166,132
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,399,814
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	541,627
Series 2015-C21, Class A4, 3.34%, 03/15/48	901	982,322
Series 2015-C22, Class C, 4.22%, 04/15/48(a)	250	253,816
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	730	802,262
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	375	408,606
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	1,062,869
Series 2015-C25, Class ASB, 3.38%, 10/15/48	594	630,051
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	1,000	1,115,128
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	546,942
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,000	1,102,024
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,140,496
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,249,400
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	1,134,497
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	569,227
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	557,515
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	274,403
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,379,115
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,131,087
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,175,629
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,122,899
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,623,684
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	1,087,856
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45 (Call 04/10/22)	150	152,036
Series 2017-C1, Class A2, 2.98%, 06/15/50 (Call 06/15/21)	62	62,029
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	1,128,533
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	567,762
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	1,146,103
Series 2018-C12, Class ASB, 4.19%, 08/15/51(Call 01/15/28)	1,000	1,151,295
Series 2018-C8, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	750	865,619
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,334	1,538,412
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	1,090,152
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49 (Call 09/10/22)	921	952,880
Series 2012-C4, Class A5, 2.85%, 12/10/45 (Call 11/10/22)	250	259,120
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2012-C4, Class AAB, 2.46%, 12/10/45 (Call 05/10/22)	$106	$107,820
Series 2013-C6, Class A4, 3.24%, 04/10/46 (Call 03/10/23)	677	712,494
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45 (Call 09/15/22)	1,112	1,146,907
Series 2012-LC5, Class AS, 3.54%, 10/15/45 (Call 09/15/22)	200	207,507
Series 2012-LC5, Class B, 4.14%, 10/15/45 (Call 09/15/22)	300	310,986
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	650	699,681
Series 2013-LC12, Class AS, 4.27%, 07/15/46 (Call 07/15/23)(a)	473	498,012
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	420	455,733
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	353,626
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	554,485
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	277,916
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	817	917,163
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	562,667
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	466,233
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	611,583
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	1,126,643
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 06/15/25)(a)	750	840,207
Series 2015-SG1, Class D, 4.46%, 09/15/48 (Call 08/15/25)(a)	200	126,032
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 06/15/25)	1,100	1,171,540
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 04/15/26)	1,000	1,083,923
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	1,092,216
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	535,671
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 08/15/26)	1,250	1,372,653
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	1,125,503
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 09/15/26)	500	537,065
Series 2017-C38, Class A2, 3.04%, 07/15/50 (Call 06/15/22)	434	444,504
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	500	554,559
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	1,000	1,130,474
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 12/15/26)	1,000	1,092,700
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,423,430
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	565,565
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,175,677
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	412,548
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	587,152

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-C47, Class A4, 4.44%, 09/15/61	$1,250	$1,495,309
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,000	1,195,633
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,150	1,343,488
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	750	862,309
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	552,515
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,551,414
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	1,083,823
Series 2020-C56, Class ASB, 2.42%, 06/15/53	2,000	2,152,755
Series 2020-C58, Class A4, 2.09%, 07/15/53	1,000	1,029,659
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	200	206,989
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	255,359
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22)	145	149,236
Series 2012-C7, Class A2, 3.43%, 06/15/45 (Call 06/15/22)	500	515,244
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	370,486
Series 2012-C8, Class ASB, 2.56%, 08/15/45	81	81,540
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	175	180,122
Series 2012-C9, Class C, 4.54%, 11/15/45 (Call 10/15/22)(a)	150	149,951
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	115,204
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 05/15/23)(a)	500	528,183
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	810,174
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	756	814,046
Series 2013-C17, Class ASB, 3.56%, 12/15/46 (Call 08/15/23)	440	458,250
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	567	604,714
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	797	869,669
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	322,934
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	325,364
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	219,763
Series 2014-C20, Class ASB, 3.64%, 05/15/47	247	258,685
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,623,458
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	441,181
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	528,107
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	109,494
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	85,043
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 01/15/24)	950	1,040,801
Series 2014-LC14, Class ASB, 3.52%, 03/15/47 (Call 10/15/23)	92	95,632
		317,690,271
Total Collaterized Mortgage Obligations — 62.9%
(Cost: $301,809,845)		317,690,271
Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 36.1%
Federal National Mortgage Association
Series 2012-M17, Class A2, 2.18%, 11/25/22	$885	$898,665
Series 2012-M5, Class A2, 2.72%, 02/25/22	114	114,894
Series 2012-M8, Class A2, 2.35%, 05/25/22	262	264,972
Series 2012-M9, Class A2, 2.48%, 04/25/22	378	380,902
Series 2013-M12, Class APT, 2.41%, 03/25/23(a)	519	537,944
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,046	1,120,378
Series 2013-M6, Class 1A2, 3.44%, 02/25/43(a)	502	568,496
Series 2013-M7, Class A2, 2.28%, 12/27/22	468	477,105
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	833	901,410
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	616	688,806
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)l	185	198,801
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	786	850,644
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	629	679,177
Series 2014-M9, Class A2, 3.10%, 07/25/24(a	472	508,963
Series 2015-M1, Class A2, 2.53%, 09/25/24	703	745,449
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	800	865,702
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	999	1,076,709
Series 2015-M2, Class A, 2.62%, 12/25/24	365	389,659
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,350,070
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,138,199
Series 2017-M15, Class AV2, 2.62%, 11/25/24(a)	987	1,051,248
Series 2017-M2, Class A2, 2.80%, 02/25/27(a)	1,000	1,100,622
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	850	919,648
Series 2017-M4, Class A2, 2.58%, 12/25/26(a)	1,000	1,088,343
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,152,190
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,685,422
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	1,000	1,119,913
Series 2018-M10, Class A2, 3.37%, 07/25/28(a)	1,040	1,199,754
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	119,823
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	800	901,955
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	3,000	3,512,079
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,000	1,176,799
Series 2019-M5, Class A2, 3.27%, 02/25/29	700	805,531
Series 2019-M6, Class A1, 3.30%, 08/01/28	1,444	1,600,452
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,488,335
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,091,233
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,000	1,074,192
FHLMC Multifamily Structured Pass Through Certificates
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	1,430	1,451,750
Series K023, Class A2, 2.31%, 08/25/22 (Call 08/25/22)	1,000	1,020,418
Series K025, Class A2, 2.68%, 10/25/22 (Call 10/25/22)	1,175	1,208,718
Series K026, Class A2, 2.51%, 11/25/22.	1,000	1,027,833
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	1,000	1,032,563
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	1,710	1,782,215
Series K029, Class A2, 3.32%, 02/25/23(a)	1,000	1,047,852
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	1,000	1,060,826
Series K032, Class A1, 3.02%, 02/25/23	212	216,858
Series K032, Class A2, 3.31%, 05/25/23(a)	180	191,440
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	1,750	1,855,387
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	1,771	1,898,668
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	2,650	2,860,389
Series K038, Class A1, 2.60%, 10/25/23 (Call 01/25/23)	263	267,353
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,000	1,093,094
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,366,159
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	1,091,650
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	1,250	1,354,354
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,285	1,408,462

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	$316	$329,092
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,200	1,317,515
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	1,450	1,614,526
Series K051, Class A2, 3.31%, 09/25/25	2,630	2,931,832
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	887,474
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	500	551,917
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	766,678
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,560	1,697,393
Series K057, Class A1, 2.21%, 06/25/25.	696	720,015
Series K058, Class A1, 2.34%, 07/25/26 (Call 06/25/26)	1,255	1,316,523
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,676,512
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	2,700	3,029,588
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	1,341	1,522,367
Series K061, Class A1, 3.01%, 08/25/26	852	911,808
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,469,362
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,136,390
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	700	800,212
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	1,112	1,196,290
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	368,788
Series K065, Class A1, 2.86%, 10/25/26 (Call 10/25/26)	1,061	1,134,290
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,924,772
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	610	690,520
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	908	977,177
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,822,005
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	3,300	3,780,149
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,000	1,145,881
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	2,450	2,833,969
Series K073, Class A2, 3.35%, 01/25/28.	1,297	1,491,917
Series K074, Class A1, 3.60%, 09/25/27 (Call 09/25/27)	953	1,060,906
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	1,000	1,164,342
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,168,808
Series K076, Class A1, 3.73%, 12/25/27	1,052	1,156,778
Series K076, Class A2, 3.90%, 04/25/28.	1,000	1,185,930
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,189,636
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,000	2,383,420
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	700	838,372
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,793,589
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	1,000	1,198,756
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,185	1,427,879
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,189,370
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,206,173
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	2,800	3,332,457
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	345	387,856
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,000	2,373,328
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,400	2,828,682
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	500	584,909
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	1,500	1,761,100
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	3,000	3,478,567
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	1,420	1,597,476
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,337,081
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,110,847
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	275,168
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/29)	980	1,044,035
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	1,000	1,102,501
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	2,720	3,027,270
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	$835	$879,123
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,500	3,739,460
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,635	3,720,753
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	4,640	4,731,492
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,512,017
Series K1510, Class A3, 3.79%, 01/25/31	250	299,858
Series K1510, Class A3, 3.79%, 01/25/34	500	602,823
Series K-1512, Class A2, 2.99%, 05/25/31	230	259,479
Series K-1512, Class A3, 3.06%, 04/25/34	450	513,522
Series K-1513, Class A3, 2.80%, 08/25/34	1,000	1,115,044
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	1,125,693
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	285,426
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	573,902
Series K154, Class A2, 3.42%, 04/25/32 (Call 12/25/31)	500	589,151
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	345	408,679
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,313,092
Series K159, Class A1, 3.95%, 12/25/29 (Call 12/25/29)	797	915,624
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	1,015,933
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	1,000	1,219,505
Series K720, Class A2, 2.72%, 06/25/22	800	813,651
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,026,743
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	455	476,936
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,493,044
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	2,000	2,168,201
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	622	636,856
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	1,000	1,108,110
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,125,441
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,445	2,716,265
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	924,175
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	1,091,155
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,514,062
		182,245,886
Total U.S. Government Agency Obligations — 36.1%
(Cost: $170,914,334)		182,245,886

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	6,570	6,570,000

Total Short-Term Investments — 1.3%
(Cost: $6,570,000)		6,570,000

Total Investments in Securities — 100.3%
(Cost: $479,294,179)		506,506,157

Other Assets, Less Liabilities — (0.3)%		(1,723,596)

Net Assets — 100.0%.		$504,782,561

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$3,540,000	$3,030,000	(a)	$—	$—	$—	$6,570,000	6,570	$500	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$317,690,271	$—	$317,690,271
U.S. Government Agency Obligations	—	182,245,886	—	182,245,886
Money Market Funds	6,570,000	—	—	6,570,000
	$6,570,000	$499,936,157	$—	$506,506,157